FLIGHT EQUIPMENT HELD FOR SALE	6 Months Ended
Jun. 30, 2020
FLIGHT EQUIPMENT HELD FOR SALE [Abstract]
FLIGHT EQUIPMENT HELD FOR SALE
5. FLIGHT EQUIPMENT HELD FOR SALE

At June 30, 2020, the Company had no flight equipment held for sale. At December 31, 2019, the Company had six aircraft and two engines classified as flight equipment held for sale, all of which were sold during the first quarter of 2020 for an aggregate gain on sale of aircraft of $31.7 million. During the three months ended June 30, 2019, the Company sold three aircraft that had been classified as flight equipment held for sale and recognized an aggregate gain on sale of aircraft of $6.1 million. During the six months ended June 30, 2019, the Company sold twelve aircraft that had been classified as flight equipment held for sale and recognized an aggregate gain on sale of aircraft of $33.6 million.